Concession Contract Assets - Schedule of Detailed Information About Concession Contract Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract assets	R$ 11,467	R$ 8,526	R$ 6,704	R$ 6,380
Current	1,140	850
Non current	10,327	7,676
Distribution - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	4,421	3,431
Gas - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	554	338
Transmission - National Grid ('BNES' - Basic Network of the Existing System) - Law 12,783/13 [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,616	1,723
Transmission - assets remunerated by tariff [member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 4,876	R$ 3,034